Material Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2026
Material accounting estimates and judgments [Abstract]
Material accounting estimates and judgments

4. Material accounting estimates and judgments

Accounting estimates and judgments are continuously assessed and based on historical experience and other factors, including expectations of future events, are believed to be reasonable under the current circumstances.

The Company makes estimates as to its future based on assumptions. The accounting estimates will, by definition, seldom equal the related actual amounts. The estimates and assumptions demanding a have higher degree of estimation are addressed below:

a) Contingencies

The Company is a party to various judicial and administrative lawsuits (Note 28). Provisions are set up for all the contingencies related to judicial lawsuits that are estimated to represent probable losses (present obligations resulting from past events and probable outflow of resources that incorporate economic benefits to settle the obligation, with reliable estimate of value). The evaluation of the probability of loss includes the advice from internal and external legal counsel. Management believes that these provisions are properly recorded and presented in the financial statements.

b) Biological assets

The fair value of biological assets recorded in the balance sheet (Note 10) was determined using valuation techniques, including the discounted cash flow method and/or price in the active market, when applicable. The inputs for these methods are based factors observed in the market, whenever possible; when not feasible, judgment is required to estimate the fair value involving subjectivity of assumptions to determine the value of the asset. Judgment includes considerations on data e.g. price, productivity, crop cost and production cost.

Changes in assumptions could affect the recorded fair value of biological assets.

For cattle, the Company values its breeding stock at fair value based on market price for the region.

c) Accounts receivable - Receivables from sale of farms

The Company sells farms in the long term at amounts linked to the price of soybean bag. Such sales are booked at present value and later measured by their fair value, with a corresponding entry in financial result. The price of soybean bag considers the following factors: price of soybean on the Chicago Board of Trade (CBOT), basis, port costs, logistics, exchange rate and CDI rate. The Company adopted the basis rates available for up to one year for short- and long-term installments, as there is no long-term reference amount available. Beginning from the prior year, for basis rates, management has assumed: short-term installments will continue to be adjusted by the available rates, while long-term installments will be adjusted by the average rate of the last four years. Management believes the new estimates better reflect the liquidity of long-term installments.

d) Variable consideration

For sales that require official measurement throughout or at the end of the contract, the Company adopts the concept of variable consideration, as set forth in IFRS 15 – Revenue from Contracts with Customers and does not recognize 2.3% of the sale until the time of measurement. This percentage, calculated based on the largest historical deviation plus a safety margin, represents the risk of a proportional reversal in the recognition of the sale if there is a difference between the area negotiated and the area delivered. The unrecognized portion of the revenue (2.3%) is to be accounted for at the end of the process.

e) Investment properties

The fair value of investment properties as disclosed in the notes to financial statements was obtained through the valuation of farms, performed by the Company’s specialists. The valuation was carried out on standards practiced in the market considering the character, location, type of soil, climate of the region, calculation of improvements, presentation of the elements and calculation of the land value, which may change in relation to these variables.

Methodology used

On June 30, 2026, investment properties were valued by applying the comparative analysis methodology adjusted by:

(i)	The valuation relied, among others, on the following information: (i) historical information, (ii) location of farms, (iii) total area and its related percentages of opening and use;

(ii)	The market value presented for the farm corresponds to the portion of bare land, for payment in cash, not including machinery, equipment, agricultural inputs, cultivation. The soil adjustment factor (preparation of land for planting) was considered in the assessment of prices; and

(iii)	The value of land for agriculture, in the surveyed region, is referenced to the price of soybean bag for the Brazilian units, and in U.S. dollars per hectare for the Paraguay and Bolivia units. The unit amounts of the farms for sale (market research) were established in the number of soybean bags per hectare or in USD per hectare. Accordingly, the amount in Reais (R$) of the property fluctuates based on the soybean price and in the U.S. dollar exchange rate.

f) Deferred income tax

The Company recognizes deferred assets and liabilities (Note 18), based on the differences between the carrying amount presented in the financial statements and the tax basis of assets and liabilities using the enacted rates. The Company regularly revises the deferred tax assets for the possibility of recovery, considering the generated historical profit and the forecast future taxable profit, in accordance with a study of technical feasibility.

g) Leases

The Company analyzes its contracts in accordance with the requirements of IFRS 16 and recognizes the right-of-use asset and the lease liability for lease transactions whose contracts fall within the scope of the standard. The Company evaluates economic and strategic factors to determine decisions as to the exercise of extension options or to avoid termination of lease agreements. Additional periods are only included when there is sufficient evidence that these decisions reflect the Company’s true intention. Management considers only the minimum fixed amount as a lease component for purposes of measuring the lease liability. The measurement of the lease liability corresponds to the total future lease and rental payments, adjusted to present value using a incremental borrowing rate ranging from 7.04% to 21.69% (7.04% to 16.76% as of June 30, 2025).

In cases where payments are indexed to bags of soybeans, minimum future payments are estimated in terms of the number of bags of soybeans, converted to local currency using the soybean price in each region on the base date of initial adoption of IFRS 16, and adjusted to the current price on the balance sheet date. For payments indexed to Consecana, payments are fixed in tons of sugarcane and converted to local currency using the then-current Consecana. Payments made in products (bags of soybeans) are recognized as operating activities in the Group’s statement of cash flow.

h) Fair value measurement of derivative instruments

The Company is exposed to market risks, such as exchange rate, interest rate, and commodity price fluctuations, and uses derivatives for hedging purposes. The fair value of financial instruments not traded in active markets is determined using valuation techniques. Management applies its judgment to select various methods and establish assumptions that are primarily based on market conditions at the balance sheet date.

i) Share-based payment

The ILPA Plan, approved on October 2, 2017, is a long-term, share-based compensation program, conditioned to participants remaining with the Company and achieving key performance indicators (KPIs). The Board of Directors has the autonomy to implement the Plan, not to exceed 2% of the Company’s shares. The appreciation of AGRO3 shares is the main KPI. If the minimum required is not met, no shares are granted. If it is achieved, the number of shares is adjusted based on other KPIs, such as operating profitability, farm sales, and capitalization, in addition to the dividends distributed.